FINANCE INCOME AND FINANCE EXPENSES - Summary of Finance Income and Finance Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Income And Expenses [Abstract]
Finance Income (foreign exchange gain)	$ 2,322	$ 2,581	$ 303
Foreign exchange loss	225	1,041	173
Interest expense on borrowings	464	480	1,521
Interest expense on lease liabilities	182	188	204
Unwinding of deferred consideration		0	0
Warrants repurchase	0	0	157
Other finance results	103	100	44
Finance expenses	1,299	1,809	2,099
Net finance income (loss)	$ 1,023	$ 772	$ (1,796)